Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 50.24%
FHLMC (12 Month LIBOR +1.65%) ±	2.34%	3-1-2043	$868,207	$ 904,359
FHLMC	2.50	11-1-2028	3,775,900	3,944,763
FHLMC (12 Month LIBOR +1.76%) ±	2.58	12-1-2042	1,171,750	1,232,038
FHLMC (12 Month LIBOR +1.85%) ±	2.62	5-1-2042	863,323	910,411
FHLMC (12 Month LIBOR +1.64%) ±	2.82	7-1-2047	2,310,967	2,376,211
FHLMC (12 Month LIBOR +1.64%) ±	2.82	5-1-2049	15,385,928	15,825,324
FHLMC	3.00	10-1-2032	10,220,058	10,865,304
FHLMC	3.00	7-1-2033	13,525,659	14,278,104
FHLMC	3.50	11-1-2030	21,340,162	22,599,181
FHLMC	3.50	2-1-2031	12,936,838	13,742,472
FHLMC	3.50	3-1-2031	1,195,786	1,282,384
FHLMC Series 3632 Class PK	5.00	2-15-2040	1,945,645	2,132,213
FHLMC Series 4426 Class QC	1.75	7-15-2037	3,175,750	3,220,706
FHLMC Series 4891 Class PA	3.50	7-15-2048	590,308	601,082
FHLMC Series 4940 Class AG	3.00	5-15-2040	10,554,608	11,027,418
FHLMC Series 5102 Class MA	1.50	4-25-2051	6,217,428	6,173,651
FHLMC Series 5106 Class BA	1.50	6-25-2049	10,664,348	10,559,063
FHMLC	2.00	9-1-2031	3,119,163	3,205,393
FHMLC	3.00	12-1-2030	2,787,545	2,924,984
FHMLC	3.00	1-1-2032	10,156,003	10,722,047
FHMLC	3.50	2-1-2033	23,990,571	25,467,903
FNMA	2.00	12-1-2030	4,205,273	4,315,022
FNMA	2.00	12-1-2030	2,681,718	2,751,705
FNMA	2.00	5-1-2031	8,989,584	9,224,195
FNMA (12 Month LIBOR +1.58%) ±	2.34	6-1-2045	795,904	825,958
FNMA (12 Month LIBOR +1.69%) ±	2.45	11-1-2042	1,040,186	1,093,197
FNMA (12 Month LIBOR +1.56%) ±	2.47	9-1-2045	1,034,027	1,077,168
FNMA	2.50	2-1-2036	4,264,648	4,492,256
FNMA	2.50	9-1-2036	2,461,361	2,595,158
FNMA (12 Month LIBOR +1.58%) ±	2.68	2-1-2046	1,276,930	1,324,210
FNMA (12 Month LIBOR +1.59%) ±	2.70	1-1-2046	1,084,196	1,125,475
FNMA	3.00	4-1-2033	2,434,692	2,556,550
FNMA	3.00	7-1-2034	15,617,755	16,399,010
FNMA	3.00	2-1-2035	3,984,915	4,187,694
FNMA	3.00	4-1-2035	4,529,596	4,850,957
FNMA	3.00	12-1-2035	2,990,505	3,213,136
FNMA	3.50	6-1-2035	1,728,145	1,868,887
FNMA	3.50	7-1-2043	2,968,514	3,196,517
FNMA (1 Year Treasury Constant Maturity +2.03%) ±	3.96	3-1-2049	2,387,646	2,481,257
FNMA	4.00	2-1-2034	2,856,006	3,108,762
FNMA	4.50	7-1-2048	2,418,405	2,667,655
FNMA	4.50	10-1-2048	6,684,379	7,386,936
FNMA	4.50	11-1-2049	1,784,887	1,999,427
FNMA	5.00	10-1-2040	744,111	845,438
FNMA	5.00	1-1-2049	2,565,028	2,865,273
FNMA	5.00	8-1-2049	3,283,321	3,668,082
FNMA	5.00	11-1-2049	3,171,395	3,573,553
FNMA	5.00	12-1-2049	1,516,480	1,722,906
FNMA	5.50	6-1-2049	3,848,301	4,427,875
FNMA Series 2015-57 Class AB	3.00	8-25-2045	1,876,236	1,974,427
FNMA Series 2019-15 Class AB	3.50	5-25-2053	9,951,562	10,696,626
FNMA Series 2019-33 Class MA	3.50	7-25-2055	9,700,803	10,135,531
FNMA Series 2019-78 Class DE	2.00	11-25-2049	6,928,609	6,955,910
FNMA Series 2020-48 Class AB	2.00	7-25-2050	2,318,184	2,356,057
See accompanying notes to portfolio of investments

Allspring Short Duration Government Bond Fund  |  1

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2020-48 Class DA	2.00%	7-25-2050	$5,693,041	$ 5,716,781
FNMA Series 2020-50 Class A	2.00	7-25-2050	4,420,629	4,448,354
GNMA	4.00	9-20-2044	1,053,314	1,146,645
GNMA	4.00	12-20-2044	1,284,863	1,398,679
GNMA	4.00	1-20-2045	863,204	939,639
GNMA	4.50	3-20-2048	530,949	571,194
GNMA	4.50	6-20-2048	2,423,258	2,582,905
GNMA	4.50	6-20-2048	611,846	655,777
GNMA	4.50	8-20-2048	599,426	640,836
GNMA	4.50	10-20-2048	169,587	181,863
GNMA	4.50	2-20-2049	837,255	900,938
GNMA	5.00	3-20-2048	743,290	816,074
GNMA	5.00	6-20-2048	119,540	131,365
GNMA	5.00	6-20-2048	111,047	121,438
GNMA	5.00	7-20-2048	46,548	50,231
GNMA	5.00	9-20-2048	466,808	503,980
GNMA	5.00	3-20-2049	159,186	176,217
GNMA	5.00	3-20-2049	746,005	820,521
GNMA	5.00	5-20-2049	1,043,447	1,153,521
GNMA	5.50	1-20-2049	95,855	105,198
GNMA	5.50	5-20-2049	6,384,655	7,019,337
GNMA Series 2011-137 Class WA ±±	5.59	7-20-2040	1,574,892	1,817,928
GNMA Series 2017-99 Class DE	2.50	7-20-2045	1,291,630	1,314,267
GNMA Series 2018-11 Class PC	2.75	12-20-2047	2,062,705	2,104,037
GNMA Series 2018-36 Class KC	3.00	2-20-2046	1,205,362	1,237,025
GNMA Series 2019-132 Class NA	3.50	9-20-2049	346,574	364,232
GNMA Series 2020-11 Class ME	2.50	2-20-2049	3,280,396	3,382,758
GNMA Series 2021-23 Class MG	1.50	2-20-2051	12,096,528	11,959,293
Total Agency securities (Cost $349,035,844)				348,218,854
Asset-backed securities: 8.00%
Navient Student Loan Trust Series 2019-GA Class A 144A	2.40	10-15-2068	2,598,898	2,641,212
Navient Student Loan Trust Series 2020-DA Class A 144A	1.69	5-15-2069	5,460,862	5,486,869
Navient Student Loan Trust Series 2020-GA Class A 144A	1.17	9-16-2069	1,944,632	1,938,005
Navient Student Loan Trust Series 2020-HA Class A 144A	1.31	1-15-2069	4,625,799	4,611,641
Navient Student Loan Trust Series 2020-IA Class A1A 144A	1.33	4-15-2069	5,873,840	5,805,243
Navient Student Loan Trust Series 2021-A Class A 144A	0.84	5-15-2069	1,348,417	1,332,048
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	0.28	1-25-2037	2,675,670	2,638,292
Nelnet Student Loan Trust Series 2012-1A Class A (1 Month LIBOR +0.80%) 144A±	0.89	12-27-2039	1,627,888	1,627,118
Nelnet Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.80%) 144A±	0.89	9-25-2065	4,083,782	4,076,942
SLC Student Loan Trust Series 2010-1 Class A (3 Month LIBOR +0.88%) ±	1.00	11-25-2042	778,228	781,939
SLM Student Loan Trust Series 2005-6 Class A6 (3 Month LIBOR +0.14%) ±	0.26	10-27-2031	1,565,329	1,559,349
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	0.74	12-27-2038	4,484,000	4,498,797
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	144,107	144,378
SMB Private Education Loan Trust Series 2015-C Class A2A 144A	2.75	7-15-2027	301,746	303,002
See accompanying notes to portfolio of investments

2  |  Allspring Short Duration Government Bond Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) 144A±	1.54%	2-17-2032	$1,095,055	$ 1,108,247
SMB Private Education Loan Trust Series 2020-BA Class A1A 144A	1.29	7-15-2053	5,163,572	5,120,334
SMB Private Education Loan Trust Series 2021-A Class APT1 144A	1.07	1-15-2053	5,519,126	5,371,906
SoFi Professional Loan Program LLC Series 2016-C Class A1 (1 Month LIBOR +1.10%) 144A±	1.19	10-27-2036	355,256	356,255
SoFi Professional Loan Program LLC Series 2016-D Class A1 (1 Month LIBOR +0.95%) 144A±	1.04	1-25-2039	717,014	719,960
SoFi Professional Loan Program LLC Series 2016-E Class A1 (1 Month LIBOR +0.85%) 144A±	0.94	7-25-2039	150,699	150,862
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) 144A±	0.79	3-26-2040	348,130	348,480
SoFi Professional Loan Program LLC Series 2017-C Class A1 (1 Month LIBOR +0.60%) 144A±	0.69	7-25-2040	327,365	327,458
SoFi Professional Loan Program LLC Series 2017-E Class A2B 144A	2.72	11-26-2040	368,679	373,289
SoFi Professional Loan Program LLC Series 2020-C Class AFX 144A	1.95	2-15-2046	994,102	1,003,096
SoFi Professional Loan Program LLC Series 2021-A Class AFX 144A	1.03	8-17-2043	3,197,910	3,158,513
Total Asset-backed securities (Cost $55,778,130)				55,483,235
Non-agency mortgage-backed securities: 10.87%
Angel Oak Mortgage Trust Series 2019-2 Class A1 144A±±	3.63	3-25-2049	301,542	303,161
Angel Oak Mortgage Trust Series 2020-5 Class A1 144A±±	1.37	5-25-2065	1,325,083	1,328,602
Angel Oak Mortgage Trust Series 2021-1 Class A1 144A±±	0.91	1-25-2066	5,338,129	5,320,974
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144Aøø	2.88	7-25-2049	857,184	862,121
BX Trust Series 2021-VOLT Class A (1 Month LIBOR +0.70%) 144A±	0.79	9-15-2036	5,045,000	5,019,702
BX Trust Series 2021-XL2 Class A (1 Month LIBOR +0.69%) 144A±	0.78	10-15-2038	4,997,000	4,972,567
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class AAB	3.37	10-10-2047	324,326	334,893
Deephaven Residential Mortgage Trust Series 2020-2 Class A1 144A	1.69	5-25-2065	704,184	703,886
Med Trust Series 2021-MDLN (1 Month LIBOR +0.95%) 144A±	1.05	11-15-2038	2,528,000	2,530,377
Mello Warehouse Securitization Trust Series 2020-1 Class A (1 Month LIBOR +0.90%) 144A±	0.99	10-25-2053	4,875,000	4,869,243
Mello Warehouse Securitization Trust Series 2020-2 Class A (1 Month LIBOR +0.80%) 144A±	0.89	11-25-2053	4,753,000	4,740,219
Mello Warehouse Securitization Trust Series 2021-1 Class A (1 Month LIBOR +0.70%) 144A±	0.79	2-25-2055	4,092,000	4,071,882
MFRA Trust Series 2021-NQM1 Class A1 144A±±	1.15	4-25-2065	5,070,719	5,052,579
MSG III Securitization Trust Series 2021-1 Class A (1 Month LIBOR +0.75%) 144A±	0.84	6-25-2054	3,630,000	3,630,647
NewRez WareHouse Securitization Series 2021-1 Class A (1 Month LIBOR +0.75%) 144A±	0.84	5-25-2055	5,533,000	5,517,895
Verus Securitization Trust Series 2019-2 Class A1 144A±±	2.91	7-25-2059	947,187	952,854
Verus Securitization Trust Series 2019-3 Class A1 144A±±	2.69	11-25-2059	855,475	866,592
Verus Securitization Trust Series 2019-4 Class A1 144Aøø	2.64	11-25-2059	432,250	437,640
Verus Securitization Trust Series 2020-2 Class A1 144A±±	2.23	5-25-2060	949,174	952,798
See accompanying notes to portfolio of investments

Allspring Short Duration Government Bond Fund  |  3

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Verus Securitization Trust Series 2020-5 Class A1 144Aøø	1.22%	5-25-2065	$2,106,618	$ 2,103,669
Verus Securitization Trust Series 2021-3 Class A1 144A±±	1.05	6-25-2066	3,128,274	3,102,207
Verus Securitization Trust Series 2021-4 Class A1 144A±±	0.94	7-25-2066	3,292,416	3,256,195
Verus Securitization Trust Series 2021-5 Class A1 144A±±	1.01	9-25-2066	4,923,191	4,853,189
Verus Securitization Trust Series 2021-6 Class A1 144A±±	1.63	10-25-2066	1,837,414	1,836,496
Verus Securitization Trust Series 2021-7 Class A1 144A±±	1.83	10-25-2066	5,063,000	5,061,180
Verus Securitization Trust Series 2021-R1 Class A1 144A±±	0.82	10-25-2063	2,686,198	2,679,018
Total Non-agency mortgage-backed securities (Cost $75,582,974)				75,360,586
U.S. Treasury securities: 31.95%
U.S. Treasury Note	0.13	5-31-2022	17,270,000	17,271,373
U.S. Treasury Note	0.13	9-30-2022	27,740,000	27,719,412
U.S. Treasury Note	0.13	12-31-2022	32,181,000	32,124,432
U.S. Treasury Note	0.13	1-31-2023	68,193,000	68,038,504
U.S. Treasury Note	0.13	3-31-2023	15,448,000	15,398,518
U.S. Treasury Note	0.13	1-15-2024	1,865,000	1,845,913
U.S. Treasury Note	0.25	6-15-2024	3,162,000	3,123,710
U.S. Treasury Note	0.38	10-31-2023	2,480,000	2,473,219
U.S. Treasury Note	0.50	11-30-2023	25,816,000	25,788,772
U.S. Treasury Note	0.75	11-15-2024	27,694,000	27,629,092
Total U.S. Treasury securities (Cost $221,660,110)				221,412,945

		Yield	Shares
Short-term investments: 0.55%
Investment companies: 0.55%
Allspring Government Money Market Fund Select Class ♠∞		0.03	3,783,643	3,783,643
Total Short-term investments (Cost $3,783,643)				3,783,643
Total investments in securities (Cost $705,840,701)	101.61%			704,259,263
Other assets and liabilities, net	(1.61)			(11,182,253)
Total net assets	100.00%			$693,077,010

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
See accompanying notes to portfolio of investments

4  |  Allspring Short Duration Government Bond Fund

Portfolio of investments—November 30, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,833,244	$138,444,052	$(139,493,653)	$0	$0	$3,783,643	3,783,643	$994
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Note	1,286	3-31-2022	$280,911,881	$281,292,408	$380,527	$0
Short
10-Year Ultra Futures	(159)	3-22-2022	(22,904,896)	(23,355,609)	0	(450,713)
5-Year U.S. Treasury Note	(437)	3-31-2022	(52,657,535)	(53,051,117)	0	(393,582)
					$380,527	$(844,295)
See accompanying notes to portfolio of investments

Allspring Short Duration Government Bond Fund  |  5

Notes to portfolio of investments—November 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

6  |  Allspring Short Duration Government Bond Fund

Notes to portfolio of investments—November 30, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$348,218,854	$0	$348,218,854
Asset-backed securities	0	55,483,235	0	55,483,235
Non-agency mortgage-backed securities	0	75,360,586	0	75,360,586
U.S. Treasury securities	221,412,945	0	0	221,412,945
Short-term investments
Investment companies	3,783,643	0	0	3,783,643
	225,196,588	479,062,675	0	704,259,263
Futures contracts	380,527	0	0	380,527
Total assets	$225,577,115	$479,062,675	$0	$704,639,790
Liabilities
Futures contracts	$844,295	$0	$0	$844,295
Total liabilities	$844,295	$0	$0	$844,295
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2021, $850,822 was segregated as cash collateral for open futures contracts.
For the three months ended November 30, 2021, the Fund did not have any transfers into/out of Level 3.

Allspring Short Duration Government Bond Fund  |  7